Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Schedule of earnings per share, basic and diluted

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013

Net loss	$(2,968,000)	$(1,830,000)	$(4,947,000)	$(2,623,000)
Weighted average number of common shares outstanding:
Basic and diluted	72,462,000	65,450,000	72,508,000	64,257,000
Net loss attributable to common stockholders per share:
Basic and diluted	$(0.04)	$(0.03)	$(0.07)	$(0.04)

	Successor		Predecessor (carve-out)
	Year ended December 31, 2013	November 12 - December 31, 2012	January 1 - November 11, 2012

Net loss	$(7,130,000)	$(375,000)	$(6,548,000)
Weighted average number of common shares outstanding:
Basic and diluted	67,803,000	60,883,000	—
Net loss attributable to common stockholders per share:
Basic and diluted	$(0.11)	$(0.01)	$—